Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment
Property, Plant and Equipment
Property, plant and equipment consist of the following:

	December 31,
(In thousands)	2012	2011
Land	$40,810	$41,107
Buildings and improvements	183,068	170,052
Machinery, equipment and other	416,814	380,785
Containers	13,404	8,992
Cultivations	63,956	59,175
	718,052	660,111
Accumulated depreciation	(381,833)	(337,036)
	336,219	323,075
Construction in progress	59,080	46,612
	$395,299	$369,687